Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions.
Schedule of provision activity

			Litigation and	Project
EURm	Restructuring	Warranty	Environmental(2)	losses	Other	Total
1 January 2022	312	254	251	235	517	1 569
Charged to income statement:
Additions	125	156	61	26	284	652
Reversals	–	(57)	(12)	(2)	(98)	(169)
Total charged to income statement	125	99	49	24	186	483
Utilized during year(1)	(245)	(132)	(56)	(52)	(134)	(619)
Translation differences and other	1	–	9	–	(8)	2
31 December 2022	193	221	253	207	561	1 435
Non-current	63	20	153	138	248	622
Current	130	201	100	69	313	813

(1)   The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 58 million remained in accrued expenses at 31 December 2022.

(2)   Environmental provision was EUR 155 million at 31 December 2022 (EUR 149 million at 31 December 2021).